Common Stock Options, Warrants and Restricted Stock Units (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Stock options expense	$ 24,283	$ 27,427	$ 79,582	$ 612,343
Common Stock Option [Member]
Stock options expense			79,582
Stock options expense yet to be recognized	69,681		69,681
Restricted Stock Units [Member]
Stock options expense			169,650
Stock options expense yet to be recognized	$ 759,790		$ 759,790